UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: September 30, 2003

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):	[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Noroian Steven A. & Associates Inc/CA
Address:	100 Pine Street
	Suite #2800
	San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco November 13, 2003

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		24

Form 13F Information Table Value Total:		$46,812

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2464 35680.000SH       SOLE                35680.000
APOLLO GROUP INC - CL A        COM              037604105     3745 56715.000SH       SOLE                56715.000
BRISTOL MYERS SQUIBB           COM              110122108      929 36210.000SH       SOLE                36210.000
CANADIAN NATIONAL RAILWAY CO.  COM              136375102     2811 54040.000SH       SOLE                54040.000
COCA-COLA ENTERPRISES          COM              191219104     1565 82100.000SH       SOLE                82100.000
CONOCOPHILLIPS                 COM              20825C104     2273 41525.000SH       SOLE                41525.000
EXXON MOBIL CORP               COM              30231G102      392 10715.000SH       SOLE                10715.000
GENERAL ELECTRIC               COM              369604103      225 7550.000 SH       SOLE                 7550.000
HEWLETT PACKARD CO             COM              428236103     1844 95230.000SH       SOLE                95230.000
INTEL CORP                     COM              458140100     2664 96804.000SH       SOLE                96804.000
IRON MOUNTAIN                  COM              462846106     2064 57485.000SH       SOLE                57485.000
JOHNSON & JOHNSON              COM              478160104     2429 49045.000SH       SOLE                49045.000
LABORATORY CORP OF AMERICA     COM              50540r409     2204 76785.000SH       SOLE                76785.000
MEDIMMUNE INC                  COM              584699102     1974 59760.000SH       SOLE                59760.000
MEDTRONIC INC                  COM              585055106     2956 62995.000SH       SOLE                62995.000
MICROSOFT CORP                 COM              594918104     2446 87970.000SH       SOLE                87970.000
PAYCHEX INC                    COM              704326107     2615 76675.000SH       SOLE                76675.000
SLM CORP                       COM              78442P106     2334 59920.000SH       SOLE                59920.000
SUN MICROSYSTEMS INC           COM              866810104      392 118440.000SH      SOLE               118440.000
TARGET CORP                    COM              87612E106     2640 70145.000SH       SOLE                70145.000
VARIAN MEDICAL SYSTEMS INC.    COM              92220P105     3158 54935.000SH       SOLE                54935.000
WELLS FARGO & COMPANY          COM              949746101      460 8935.000 SH       SOLE                 8935.000
WHOLE FOODS MARKET INC         COM              966837106     2206 39970.000SH       SOLE                39970.000
SCHWAB VALUE ADVANTAGE                          808515605       23 22682.910SH       SOLE                22682.910